Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Allowance for doubtful accounts	$ 1,354,590			$ 1,447,917
Net operating loss carryforwards	404,920			434,339
Valuation allowance	(550,821)			(576,764)
Deferred tax assets, net	1,208,689			$ 1,305,492
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Allowance for doubtful accounts	1,354,590	$ 400,704
Net operating loss carryforwards	404,920	334,805
Valuation allowance	(550,821)	(482,627)
Deferred tax assets, net	$ 1,208,689	$ 252,882
China statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rate reduction	(12.10%)	(8.80%)	(7.60%)
Change in valuation allowance	9.00%	0.40%	0.50%
Permanent difference*	2.80%	0.10%	0.10%
Effective tax rate	24.70%	16.70%	18.00%